Deposits (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Maturities of time deposits [Abstract]
2014		$ 405,031,000
2015		135,032,000
2016		51,982,000
2017		23,009,000
2018 and thereafter		26,959,000
Total	653,797,000	642,013,000	648,448,000
Brokered deposits		21,200,000
Aggregate amount of time deposits in denominations of $100 thousand or more		$ 433,100,000	$ 425,000,000